Structured Entities (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2023			2022
	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles
Interests recorded in our Consolidated Balance Sheet
Financial Assets
Cash and cash equivalents	184	5,182	–	68	3,483	–
Trading securities	518	–	3,346	573	–	1,795
FVTPL securities	23	–	–	119	–	–
FVOCI securities	1,393	–	–	1,079	–	–
Derivatives	23	–	–	–	–	–
Other	9	–	100	11	–	80
Total	2,150	5,182	3,446	1,850	3,483	1,875
Financial Liabilities
Deposits	184	5,182	–	68	3,483	–
Derivatives	–	–	–	17	–	–
Other	–	79	–	–	48	–
Total	184	5,261	–	85	3,531	–
Maximum exposure to loss (2)	21,740	1	3,446	20,141	1	1,875
Total assets of the entities	13,936	5,260	30,877	12,364	3,531	11,845

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.

(2)	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying values and fair values of assets and liabilities related to these consolidated securitization vehicles:

(Canadian $ in millions)		2023		2022
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Credit cards	9,506	9,506	8,223	8,223
Consumer instalment and other personal (2)	4,695	4,670	4,769	4,738
Business and government	–	–	125	124
Total	14,201	14,176	13,117	13,085
Associated liabilities (3)	10,376	10,177	9,274	9,072

(1)	Carrying value of loans is net of ACL.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.